LOSS PER COMMON SHARE	3 Months Ended
Mar. 31, 2012
EARNINGS (LOSS) PER COMMON SHARE
3. LOSS PER COMMON SHARE

Loss per common share is determined by dividing the loss applicable to common stockholders by the weighted average number of common shares outstanding. The Company complies with FASB Accounting Standards Codification (“ASC”) 260-10  Earnings Per Share,  which requires dual presentation of basic and diluted loss per share on the face of the condensed consolidated statements of operations. Basic loss per common share excludes dilution and is computed by dividing loss attributable to common stockholders by the weighted-average common shares outstanding for the period. Diluted earnings per common share reflects the potential dilution that could occur if convertible preferred stock, options and warrants were to be exercised or converted or otherwise resulted in the issuance of common stock that then shared in the earnings of the entity.

For the periods ended March 31, 2012 and 2011, the shares associated with the convertible preferred stock plus only the warrants and options of 18,452,419 and 23,316,168, respectively, that have a value in excess of the average stock price during the three months period ending March 31, 2012 and 2011, respectively, are included in calculating diluted earnings per share. Because the effects of these securities are anti-dilutive, shares of common stock underlying these instruments as shown below have been excluded from the computation of loss per common share for the three months ended March 31, 2012.